SCHEDULE OF CASH FLOW INFORMATION RELATED TO LEASES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Lease
Operating cash flows from operating leases	$ 92,332	$ 75,118	$ 80,015	$ 23,468	$ 23,013
Right-of-use assets obtained in exchange for lease obligation:	$ 106,752	$ 82,402	$ 63,352	$ 45,680	$ 31,689